FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	September 30,
2012

Check here if Amendment [ X ] ; Amendment Number:1
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Vincent Campagna
Title:		Chief Compliance Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

      Vincent Campagna New York, NY, November 15, 2012

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		63

Form 13F Information Value Total:		$622,743

List of Other Managers Included:			0



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FORM 13F                                          (SEC USE ONLY)

9/30/2012

Name of Reporting Manager

Item 6:                                            Item 8:
              Item 1:                        Item 2:       Item 3:       Item 4:
Item 5:                             Investment Discretion                   Item 7:
Voting Authority Shares
                                              Title                       Fair
Shares or     Shares (SH)               (a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                     of Class     Cusip No.    Market Value
Principal AmtPrincipal (PRIN) Put/Call              As Defined    Other      See Instr. V
(a) Sole (b) Shared  (c) None

in Instr. V

AT&T Inc.                           (T)        COM        00206R102      $13,718,000
363,868       SH                   363,868
172,629              191,239
Allergan Inc.                       (AGN)      COM         18490102       $9,190,000
100,350       SH                   100,350
50,750               49,600
American Waterworks                 (AWK)      COM        030420103       $7,119,000
192,100       SH                   192,100
95,350               96,750
Ameriprise Financial Inc.           (AMP)      COM        03076C106       $7,077,000
124,830       SH                   124,830
61,280               63,550
Anadarko Petroleum Corp.            (APC)      COM        032511107       $7,090,000
101,400       SH                   101,400
47,050               54,350
Apple Computer Inc.                 (AAPL      COM        037833100      $38,552,000
57,790       SH                    57,790
29,560               28,230
Bank of America Corp.               (BAC)      COM        060505104      $11,921,000
1,350,000       SH                  1,350,000
1,350,000              0.00
Berkshire Hathaway Inc.            (BRK/B    CL B NEW      84670702       $6,483,000
73,500       SH                    73,500
34,700               38,800
Bristol-Myers Squibb Co.            (BMY)      COM        110122108         $709,000
21,000       SH                    21,000
21,000               0.00
CBS Corp                            (CBS)      CL B       124857202       $9,693,000
266,800       SH                   266,800
124,700              142,100
CF Industries Holdings Inc.         (CF)       COM        125269100       $9,756,000
43,900       SH                    43,900
21,500               22,400
CVS / Caremark Corp                 (CVS)      COM        126650100      $12,599,000
260,195       SH                   260,195
130,605              129,590
Cameron International               (CAM)      COM        13342B105       $2,363,000
42,150       SH                    42,150
11,650               30,500
Capital One Financial Corp.         (COF)      COM        14040H105      $12,009,000
210,650       SH                   210,650
92,150              118,500
Celgene Corp.                       (CELG      COM        151020104       $9,550,000
125,000       SH                   125,000
66,800               58,200
Cerner Corp                         (CERN      COM        156782104       $8,803,000
113,750       SH                   113,750
57,700               56,050
Cirrus Logic Inc.                   (CRUS      COM        172755100         $522,000
13,600       SH                    13,600
13,600               0.00
Citigroup Inc.                      (C)        COM        172967424      $42,356,000
1,294,500       SH                  1,294,500
1,128,450             166,050
Coca-Cola Enterprises               (CCE)      COM        19122T109       $8,302,000
265,500       SH                   265,500
132,850              132,650
Conoco Phillips                     (COP)      COM        20825C104       $8,563,000
149,750       SH                   149,750
76,250               73,500
Danaher Corp                        (DHR)      COM        235851102       $7,862,000
142,550       SH                   142,550
72,400               70,150
EMC Corp/Mass                       (EMC)      COM        268648102       $9,508,000
348,650       SH                   348,650
171,700              176,950
Express Scripts Hldg Co             (ESRX      COM        30219G108      $10,315,000
164,700       SH                   164,700
84,050               80,650
Exxon Mobil Corporation             (XOM)      COM        30231G102      $22,058,000
241,200       SH                   241,200
124,600              116,600
Fresh Market                        (TFM)      COM        35804H106       $5,699,000
95,089       SH                    95,089
44,580               50,509
General Electric Co.                (GE)       COM        369604103      $17,902,000
788,300       SH                   788,300
382,050              406,250
Gilead Sciences Inc.                (GILD      COM        375558103      $12,389,000
186,775       SH                   186,775
93,725               93,050
Google - A                          (GOOG      CL A       38259P508      $17,067,000
22,620       SH                    22,620
11,920               10,700
Home Depot Inc.                     (HD)       COM        437076102      $14,700,000
243,500       SH                   243,500
124,200              119,300
Honeywell International Inc.        (HON)      COM        438516106      $10,196,000
170,650       SH                   170,650
86,300               84,350
Int'l Business Machines Corp.       (IBM)      COM        459200101      $16,628,000
80,155       SH                    80,155
44,555               35,600
JP Morgan Chase & Co.               (JPM)      COM        46625H100      $13,745,000
339,550       SH                   339,550
157,600              181,950
Juniper Networks Inc.               (JNPR      COM        48203R104       $5,878,000
343,550       SH                   343,550
139,750              203,800
Marathon Petroleum Corp             (MPC)      COM        56585A102       $8,289,000
151,850       SH                   151,850
71,200               80,650
Microchip Tech.                     (MCHP      COM        595017104       $4,611,000
140,850       SH                   140,850
70,500               70,350
Microsoft Corp.                     (MSFT      COM        594918104      $14,326,000
481,375       SH                   481,375
252,575              228,800
National Oilwell          637071101 (NOV)      COM        637071101       $9,709,000
121,199       SH                   121,199
52,900               68,299
Oracle Corporation                  (ORCL      COM        68389X105         $969,000
30,800       SH                    30,800
30,800               0.00
Owens Corning                       (OC)       COM        690742101       $5,615,000
167,800       SH                   167,800
78,400               89,400
Pepsico Inc.                        (PEP)      COM        713448108      $13,301,000
187,950       SH                   187,950
87,950              100,000
Perrigo Co.                         (PRGO      COM        714290103       $8,608,000
74,100       SH                    74,100
35,700               38,400
Pfizer Inc.                         (PFE)      COM        717081103      $17,180,000
691,360       SH                   691,360
355,300              336,060
Prudential Financial Inc.           (PRU)      COM        744320102       $4,475,000
82,100       SH                    82,100
37,800               44,300
Qualcomm Inc.                       (QCOM      COM        747525103      $13,247,000
212,050       SH                   212,050
107,300              104,750
Resmed Inc.                         (RMD)      COM        761152107         $710,000
17,550       SH                    17,550
17,550               0.00
Rowan Co. Inc.                      (RDC)      COM        779382100         $493,000
14,600       SH                    14,600
14,600               0.00
SPDR Trust Series 1 Index Fund      (SPY)    TR UNIT      78462F103       $2,735,000
19,000       SH                    19,000
19,000               0.00
Salesforce.com                      (CRM)      COM        79466L302       $7,902,000
51,750       SH                    51,750
22,500               29,250
Schlumberger Ltd.                   (SLB)      COM        806857108      $11,591,000
160,250       SH                   160,250
81,550               78,700
Sherwin-Williams                    (SHW)      COM        824348106       $6,306,000
42,350       SH                    42,350
21,200               21,150
Starbucks Corp.                     (SBUX      COM        855244109       $9,059,000
178,650       SH                   178,650
83,150               95,500
TJX Companies                       (TJX)      COM        872540109      $10,445,000
233,200       SH                   233,200
113,400              119,800
The Walt Disney Co.                 (DIS)   COM DISNEY    254687106      $13,308,000
254,550       SH                   254,550
120,650              133,900
Tibco Software                      (TIBX      COM        88632Q103         $485,000
16,050       SH                    16,050
16,050               0.00
Transocean Sedco Forex Inc.         (RIG)    REG SHS      G90078109       $4,853,000
108,100       SH                   108,100
50,500               57,600
United Rentals                      (URI)      COM        911363109       $5,358,000
163,800       SH                   163,800
76,650               87,150
VMware                              (VMW)    CL A COM     928563402       $5,911,000
61,100       SH                    61,100
27,500               33,600
Verizon Communications              (VZ)       COM        92343V104       $8,814,000
193,420       SH                   193,420
67,620              125,800
Wal-Mart Stores Inc.                (WMT)      COM        931142103      $13,623,000
184,600       SH                   184,600
92,350               92,250
Wells Fargo Company                 (WFC)      COM        949746101      $14,584,000
422,350       SH                   422,350
195,800              226,550
Westport Innovations                (WPRT    COM NEW      960908309       $4,049,000
145,450       SH                   145,450
68,050               77,400
Whole Foods Market                  (WFM)      COM        966837106       $7,948,000
81,600       SH                    81,600
40,500               41,100
Zions Bancorporation                (ZION      COM        989701107       $3,917,000
189,600       SH                   189,600
56,250              133,350
Column Total                                                            $622,743,000








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